SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
19 — SUBSEQUENT EVENTS

Conversions and Balances of Outstanding Series A Preferred Stock

As of March 27 2015, $750,000 of the Series A Convertible Stock and $52,500 in dividends have been converted into 2,392,465 shares of common stock. As of March 27, 2015, all outstanding shares of the Series A Convertible Preferred Stock have been fully converted.

Short Term Loans

On January 8, 2015, the Company repaid $100,000 of the $245,000 due to related party balance owed to George Schmitt.

On January 29, 2015 and February 13, 2015, the Company received an aggregate of $700,000 from certain family members of George Schmitt, Chairman of the Board and, effective as of February 17, 2015, Chief Executive Officer. This amount was recorded as a short term loan in due to related parties. On February 23, 2015, George Schmitt transferred the balance of his $145,000 loan to certain family members bringing the total the Company owed to certain family members to $845,000. The $845,000 loan was settled through the issuance of 845,000 shares of Series B Preferred Stock, 53,095 shares of common stock and warrants with respect to 422,500 underlying shares of common stock exercisable for five years at a price of $2.00 per share.

The Warrants are exercisable immediately for a period of five years from their issue date. The exercise price with respect to the warrants is $2.00 per share. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Upon certain fundamental events, the warrants could be redeemed by the holders of the warrants at fair market value estimated using Black Scholes.

$350,000 Purchase Agreement

On February 11, 2015, the Company entered into a purchase agreement, pursuant to which the Company sold to 31 Group, 350,000 of the Company’s Series B Convertible Preferred Stock, par value $0.00001 per share (the “Series B Preferred Stock”) and warrants to purchase 175,000 shares of the Company’s common stock for a purchase price of $350,000. The Company also issued 24,619 shares of its common stock in consideration of 31 Group’s execution and delivery of the purchase agreement (the “Commitment Shares”). The Preferred Stock and the Commitment Shares were issued pursuant to the Company’s Shelf Registration Statement.

The Warrants are exercisable immediately for a period of five years from their issue date. The exercise price with respect to the warrants is $2.00 per share. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Upon certain fundamental events, the warrants could be redeemed by the holders of the warrants at fair market value estimated using Black Scholes.

Series B Preferred Stock

The Series B Preferred Stock rank pari passu with our Series A Preferred Stock with respect to dividend rights and/or rights upon distributions, liquidation, dissolution or winding up of the Company and have the same terms and preferences as the Series A Preferred Stock except for the following:

Conversion Rights of Series B Preferred Stock. A holder of Series B Preferred Stock shall have the right to convert the Series B Preferred Stock, in whole or in part, upon written notice to the Company at a conversion price equal to the lower of (i) $2.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).

Conversions and Balances of Outstanding Series B Preferred Stock

As of March 27 2015, $945,000 of the Series B Convertible Stock and $66,150 in dividends have been converted into 2,677,010 shares of our common stock. As of March 27, 2015, $250,000 of the Series B Preferred Stock remains outstanding.

$1,800,000 Purchase Agreement

On February 24, 2015, the Company entered into a purchase agreement, pursuant to which the Company sold to institutional investors, 1,800,000 of the Company’s Series C Convertible Preferred Stock, par value $0.00001 per share (the “Series C Preferred Stock”) and warrants to purchase 900,000 shares of the Company’s common stock for a purchase price of $1,800,000. The Company also issued 118,631 shares of its common stock in consideration of the investors’ execution and delivery of the purchase agreement (the “Commitment Shares”). The Preferred Stock and the Commitment Shares were issued pursuant to the Company’s Shelf Registration Statement.

The Warrants are exercisable immediately for a period of five years from their issue date. The exercise price with respect to the warrants is $2.00 per share. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Upon certain fundamental events, the warrants could be redeemed by the holders of the warrants at fair market value estimated using Black Scholes.

Series C Preferred Stock

The Series C Preferred Stock rank pari passu with our Series A Preferred Stock and our Series B Preferred Stock with respect to dividend rights and/or rights upon distributions, liquidation, dissolution or winding up of the Company and have the same terms and preferences as the Series A and Series B Preferred Stock except for the following:

Conversion Rights of Series C Preferred Stock. Upon the occurrence of certain triggering events (including the Preferred Stock or common stock underlying the Preferred Stock is not freely tradeable without restriction; the failure of the common stock to be listed on the NASDAQ Capital Market or other national securities exchange; and bankruptcy, insolvency, reorganization or liquidation proceedings instituted against the Company shall not be dismissed in thirty (30) days or the voluntary commencement of such proceedings by the Company), the holder of Preferred Stock shall have the right to require the Company, by written notice, to redeem all or any of the shares of Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $2.00 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Preferred Stock.

On each of March 12, 2015, March 24, 2015, April 12, 2015 and April 24, 2015, upon the Company’s failure to met certain conditions (including the Company’s common stock failing to maintain a minimum trading price and the common stock failing to maintain certain trading volumes) during the period between the initial issuance date of the Preferred Stock and the relevant determination date, the holders of Preferred Stock shall have the right to require the Company, by written notice, to redeem in cash up to $300,000 of the Preferred Stock, at a price equal to the sum of (i) the stated value of Preferred Stock to be redeemed multiplied by 105% (for redemptions occurring within the first thirty days of the initial issuance date) or 110% (for redemptions occurring during the period between thirty and sixty days of the initial issuance date) plus (ii) all accrued and unpaid dividends thereon until the date of the redemption.

Conversions and Balance of Outstanding Series C Preferred Stock

As of March 27, 2015, $168,224 of the Series C Convertible Stock and $11,776 in dividends have been converted into 684,220 shares of our common stock. As of March 27, 2015, $1,631,776 of the Series C Preferred Stock remains outstanding.

Delisting Notice

On February 9, 2015, the Company received a written notification (the “Notice”) from the Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) relating to theminimum bid requirements as theCompany’s closing bid price was below $1.00 per share for the previous thirty (30) consecutive business days.

Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company has been granted a 180 calendar day compliance period, or until August 10, 2015, to regain compliance with the minimum bid price requirements. During the compliance period, the Company’s shares of common stock will continue to be listed and traded on the Nasdaq Capital Market. To regain compliance, the closing bid of the Company’s shares of common stock must meet or exceed $1.00 per share for at least ten (10) consecutive business days during the 180 calendar day grace period.

If the Company is not in compliance by August 10, 2015, the Company may be afforded a second 180 calendar day grace period. To qualify, the Company would be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for the Nasdaq Capital Market, with the exception of the minimum bid price requirements. In addition, the Company would be required to notify Nasdaq of its intent to cure the minimum bid price deficiency by effecting a reverse stock split, if necessary.

If the Company does not regain compliance within the allotted compliance period(s), including any extensions that may be granted by Nasdaq, Nasdaq will provide notice that the Company’s shares of common stock will be subject to delisting.

The Company intends to monitor its closing bid price for its common stock between now and August 10, 2015, and will consider available options to resolve the Company’s noncompliance with the minimum bid price requirement, as may be necessary. There can be no assurance that the Company will be able to regain compliance with the minimum bid price requirement or will otherwise be in compliance with other Nasdaq listing criteria.

Management Transition

Effective January 6, 2015, the board of directors of the Company appointed General James T. Conway as a member of the Board, filling the vacant seat on the Board.

On February 17, 2015, John Coleman resigned from his position of Chief Executive Officer effective immediately. Mr. Coleman’s resignation was not a result of any disagreements with the Company. Mr. Coleman will stay on the xG Board and manage the governmental/expeditionary portions of the business.

In connection with this transition, on February 17, 2015, the Company’s Board of Directors (the “Board”) appointed George Schmitt, the Company’s Executive Chairman, to the role of Chief Executive Officer. Mr. Schmitt will perform the services and duties that are normally and customarily associated with the Chief Executive Officer position, as well as other duties as the Board reasonably determines.

Equity Distribution Agreement

On February 24, 2015, the Company delivered notice to Roth Capital Partners, LLC (“Roth”) terminating the Equity Distribution Agreement effective as of February 23, 2015. The Company previously entered into the Equity Distribution Agreement with Roth on November 19, 2014 and amended on December 30, 2014. The Company also filed a supplement to the Prospectus Supplement terminating the offering with respect to the $1,000,000 of the Company’s common stock issuable to Roth under the Equity Distribution Agreement. No shares of the Company’s common stock were sold to Roth by the Company during the term of the Equity Distribution Agreement.

Issuance of common stock to MBTH

On February 24, 2015, the company issued 3,991,131 shares of common stock to MBTH in consideration of converting $1,756,098 owed of the balance due to related parties  at a conversion price of $0.44 per share.

Cost Reduction Initiatives

On February 26, 2015, the Company announced that effective March 1, 2015, it will implement cost reduction initiatives that will include a decrease in the Company’s current full, part-time and contracted workforce. These initiatives will result in a reduction in monthly operating expenses to approximately $800,000 – an improvement of over 30 percent.

Conversions and Balances of Outstanding Series B Preferred Stock

As of April 29, 2015, $1,195,000 of the Series B Preferred Stock and $83,650 in dividends have been converted into 4,054,987 shares of our common stock. As of April 29, 2015, all outstanding shares of the Series B Preferred Stock have been fully converted.

Conversions and Balance of Outstanding Series C Preferred Stock

As of April 29, 2015, $700,000 of the Series C Preferred Stock and $49,000 in dividends have been converted into 3,631,417 shares of our common stock. As of April 29, 2015, $1,100,000 of the Series C Preferred Stock remains outstanding.